Depreciation, Amortization and Impairment - Summary of Depreciation, Amortization and Impairment (Parentheticals) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Capitalised development expenditure [member] | Condor Meo [member]
Disclosure In Tabular Form Of Depreciation Amortization And Impairment Of Tangible And Intangible Assets [Line Items]
Impairment of intangible assets	€ 1,531	€ 0	€ 0